Trade receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade receivables [Abstract]
Summary of Trade Receivables
Trade receivables as of December 31, 2024 and 2023, are summarized as follows:

	2024	2023
Maritime
Offshore vessels	$193,395	$180,827
Parcel tankers	59,178	10,697
Shipping agencies	1,615	1,786

Maritime infrastructure
Shipyard	16,771	33,328

Ports, terminals and logistics
Port services	127	371
Repair of containers	8,581	6,971
Automotive services	2,798	1,291

Warehousing and other businesses
Warehousing	41,827	31,631
Other businesses	1,699	1,698
Total trade receivables	325,991	268,600
Contract assets	489,974	67,765
Allowance for doubtful accounts	(119,124)	(28,612)
	$696,841	$307,753

Activity in Allowance for Doubtful Accounts
The activity in the allowance for doubtful accounts is presented below:

	2024	2023
Balance as of January 1	$28,612	$25,975
Impairment loss for the period	91,113	8,737
Receivables written off during the year	(601)	(6,100)
Balance as of December 31	$119,124	$28,612